LONG-TERM RECEIVABLE, NET (Details)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 29, 2022 entity	Dec. 20, 2020 USD ($) agreement	Dec. 20, 2020 CNY (¥) agreement
LONG-TERM RECEIVABLE, NET
Number of repayment agreements | agreement						2	2
Long-term receivable, net (including amounts of the consolidated VIEs of $197,005 and $327,169 as of March 31, 2024 and 2023, respectively)	$ 197,005	$ 327,169	$ 413,903	¥ 3,019,507		$ 935,170	¥ 6,422,747
Annual rate of interest on the unpaid balance of long-term receivable			1.00%	1.00%		2.00%	2.00%
Number of entities that entered into amended repayment agreement | entity					2
Allowance for credit losses | $	$ 5,073	$ 0